Research and Development (Schedule of Research and Development) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Research and Development [Abstract]
Consultants And Subcontractors Expense	$ 13,052	$ 3,894
Salaries and related expenses	2,867	1,789
Rent And Maintenance Research And Development Expense	245	114
Share-based compensation	448	137
Other expenses	365	400
Total	$ 16,977	$ 6,334